INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Current tax expense	€ 360,443	€ 383,481	€ 347,162
Deferred tax expense/(benefit)	106,556	(17,483)	(4,541)
Taxes relating to prior years	(2,880)	(2,955)	2,276
Total income tax expense	€ 464,119	€ 363,043	€ 344,897